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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        QVT Financial LP
Address:     1177 Avenue of the Americas, 9th Floor,
             New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tracy Fu
Title: Managing Member of QVT Financial GP LLC (General Partner of QVT Financial LP)
Phone:   (212) 705-8888

Signature, Place, and Date of Signing:

      /s/ Tracy Fu              New York, NY             February 14, 2013
------------------------  -------------------------  -------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  1505421
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
          COLUMN 1                 COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
----------------------------- ------------------- ---------- -------- -------------------- ---------- -------- ---------------------
                                                                          AMOUNT AND
                                                                        TYPE OF SECURITY                          VOTING AUTHORITY
                                                                      --------------------                     ---------------------
                                                             VALUE   SHR OR   SH/  PUT/   INVESTMENT  OTHER
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------------- ---------------- ------------ -------- -------- ---- ------ ---------- -------- --------- ------  ----
ACHILLION PHARMACEUTICALS IN  COM                 00448Q201    56614   7067853 SH          DEFINED              7067853      0     0
ANACOR PHARMACEUTICALS INC    COM                 032420101     6535   1322849 SH          DEFINED              1322849      0     0
ARENA PHARMACEUTICALS INC     COM                 040047102    14931   1655300 SH          DEFINED              1655300      0     0
ARMOUR RESIDENTIAL REIT INC   *W EXP 11/07/201    042315119        0   1651796 SH          DEFINED              1651796      0     0
ARRAY BIOPHARMA INC           COM                 04269X105    15996   4300000 SH          DEFINED              4300000      0     0
ASBURY AUTOMOTIVE GROUP INC   COM                 043436104    44243   1381287 SH          DEFINED              1381287      0     0
BRF-BRASIL FOODS S A          SPONSORED ADR       10552T107    29495   1397220 SH          DEFINED              1397220      0     0
CAPITAL ONE FINL CORP         COM                 14040H105    45668    788335 SH          DEFINED               788335      0     0
CHINA ZENIX AUTO INTL LTD     ADS                 16951E104     8200   3047200 SH          DEFINED              3047200      0     0
CITIGROUP INC                 COM NEW             172967424    18852    476552 SH          DEFINED               476552      0     0
CLOVIS ONCOLOGY INC           COM                 189464100    10112    632000 SH          DEFINED               632000      0     0
CMS ENERGY CORP               NOTE      5.500% 6/1125896BD1     4444   2500000 PRN         DEFINED              2500000      0     0
COMMUNITY HEALTH SYS INC NEW  COM                 203668108     7378    240000 SH          DEFINED               240000      0     0
CREE INC                      COM                 225447101    23786    700000 SH   PUT    DEFINED               700000      0     0
DOW CHEM CO                   COM                 260543103    80704   2496300 SH   PUT    DEFINED              2496300      0     0
DST SYS INC DEL               COM                 233326107    29923    493783 SH          DEFINED               493783      0     0
E TRADE FINANCIAL CORP        COM NEW             269246401    32427   3623172 SH          DEFINED              3623172      0     0
EASTMAN CHEM CO               COM                 277432100   105607   1551900 SH   PUT    DEFINED              1551900      0     0
GILEAD SCIENCES INC           NOTE      0.625% 5/0375558AH6    35150  18223000 PRN         DEFINED             18223000      0     0
HALOZYME THERAPEUTICS INC     COM                 40637H109    25443   3791813 SH          DEFINED              3791813      0     0
HCA HOLDINGS INC              COM                 40412C101    10780    357300 SH          DEFINED               357300      0     0

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
HOME INNS & HOTELS MGMT INC   SPON ADR            43713W107     3430    118688 SH          DEFINED               118688      0     0
ILLUMINA INC                  NOTE      0.625% 2/1452327AB5    41120  16135000 PRN         DEFINED             16135000      0     0
INFINITY PHARMACEUTICALS INC  COM                 45665G303    56543   1615510 SH          DEFINED              1615510      0     0
INTERMUNE INC                 NOTE      5.000% 3/045884XAD5     3259   3193000 PRN         DEFINED              3193000      0     0
INTERMUNE INC                 COM                 45884X103    55219   5698544 SH          DEFINED              5698544      0     0
JPMORGAN CHASE & CO           COM                 46625H100    28316    644000 SH          DEFINED               644000      0     0
LEGG MASON INC                COM                 524901105    21661    842168 SH          DEFINED               842168      0     0
LOWES COS INC                 COM                 548661107    29974    843850 SH          DEFINED               843850      0     0
LYONDELLBASELL INDUSTRIES N   SHS - A -           N53745100    66150   1158700 SH   PUT    DEFINED              1158700      0     0
MBIA INC                      COM                 55262C100    12604   1605654 SH          DEFINED              1605654      0     0
MEDIVATION INC                NOTE      2.625% 4/058501NAA9    35990  28000000 PRN         DEFINED             28000000      0     0
MEDIVATION INC                COM                 58501N101    45284    885151 SH          DEFINED               885151      0     0
OCWEN FINL CORP               COM NEW             675746309     3954    114300 SH   PUT    DEFINED               114300      0     0
ONCOGENEX PHARMACEUTICALS IN  COM                 68230A106     4671    400000 SH          DEFINED               400000      0     0
PACIFIC DRILLING SA LUXEMBOU  REG SHS             L7257P106     6664    705915 SH          DEFINED               705915      0     0
PALATIN TECHNOLOGIES INC      COM PAR $ .01       696077403     2091   3873000 SH          DEFINED              3873000      0     0
PEREGRINE SEMICONDUCTOR CORP  COM                 71366R703     6223    406486 SH          DEFINED               406486      0     0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR       71654V408     6683    343256 SH          DEFINED               343256      0     0
PHARMACYCLICS INC             COM                 716933106    44648    772721 SH          DEFINED               772721      0     0
PUMA BIOTECHNOLOGY INC        COM                 74587V107     1237     65998 SH          DEFINED                65998      0     0
QLT INC                       COM                 746927102     4912    625000 SH          DEFINED               625000      0     0
REPROS THERAPEUTICS INC       COM NEW             76028H209    22397   1685271 SH          DEFINED              1685271      0     0
REPROS THERAPEUTICS INC       *W EXP 02/08/201    76028H126     7784    714286 SH          DEFINED               714286      0     0
REPROS THERAPEUTICS INC       *W EXP 02/08/201    76028H118    11700    874635 SH          DEFINED               874635      0     0
ROWAN COMPANIES PLC           SHS CL A            G7665A101    35080   1121854 SH          DEFINED              1121854      0     0
SALESFORCE COM INC            NOTE      0.750% 1/179466LAB0    65154  32500000 PRN         DEFINED             32500000      0     0
SCORPIO TANKERS INC           SHS                 Y7542C106    12467   1948284 SH          DEFINED              1948284      0     0
SUNTECH PWR HLDGS CO LTD      ADR                 86800C104       76     50000 SH   PUT    DEFINED                50000      0     0
SYNTA PHARMACEUTICALS CORP    COM                 87162T206    12079   1339085 SH          DEFINED              1339085      0     0
TENET HEALTHCARE CORP         COM NEW             88033G407    41285   1271493 SH          DEFINED              1271493      0     0
THE9 LTD                      ADR                 88337K104     2051    789922 SH          DEFINED               789922      0     0

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
TRANSOCEAN LTD                REG SHS             H8817H100    31009    694343 SH          DEFINED               694343      0     0
TRANZYME INC                  COM                 89413J102      619   1145655 SH          DEFINED              1145655      0     0
UNIVERSAL DISPLAY CORP        COM                 91347P105     8475    330800 SH   PUT    DEFINED               330800      0     0
VERASTEM INC                  COM                 92337C104     2288    271101 SH          DEFINED               271101      0     0
VIVUS INC                     COM                 928551100   112013   8346697 SH          DEFINED              8346697      0     0
WESCO INTL INC                DBCV      6.000% 9/195082PAH8    32445  13000000 PRN         DEFINED             13000000      0     0
YPF SOCIEDAD ANONIMA          SPON ADR CL D       984245100    21578   1483009 SH          DEFINED              1483009      0     0
SUMMARY:
Total Number of Securities is 59
Total Value in 1000s is 1505421